Disposals - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	£ (515)	£ (618)	£ (661)
Investments in joint ventures and associates	(6)	(7)
Intangible assets – pre-publication	(905)	(870)
Inventories	(129)	(169)
Trade and other receivables	(1,118)	(1,275)
Cash and cash equivalents (excluding overdrafts)	(1,097)	(437)
Trade and other liabilities	1,196	1,278
Provisions for other liabilities and charges	8	13
Net assets disposed	4,134	4,323
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment			(17)
Intangible assets		(101)	(17)
Investments in joint ventures and associates	(418)		(3)
Intangible assets – pre-publication		(238)	(8)
Inventories		(64)	(1)
Trade and other receivables		(70)	(30)
Cash and cash equivalents (excluding overdrafts)		(104)	(119)
Net deferred income tax assets/(liabilities)		(100)	16
Trade and other liabilities		520	172
Provisions for other liabilities and charges			1
Cumulative currency translation adjustment	70	(4)	4
Net assets disposed	(348)	(161)	(2)
Proceeds – current year disposals	531	20	243
Proceeds – prior year disposals	105
Deferred proceeds		180	2
Cash and cash equivalents disposed		(104)	(119)
Fair value of financial asset acquired			3
Costs and other disposal liabilities paid	(5)	(17)	(23)
Costs of disposals	1	(23)	(16)
Net cash inflow/(outflow)	631	(101)	101
Gain on disposal	184	16	230
Cash inflow/(outflow) from sale of subsidiaries	100	£ (101)	83
Cash inflow from sale of joint ventures and associates	£ 531		£ 18